Fair Value Of Financial Instruments (Summary of Carrying Values and Estimated Fair Values of Long-Term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total long-term debt, excluding unamortized debt issuance costs and discounts, Carrying Amount	$ 1,295,589	$ 23,415
Total long-term debt, excluding unamortized debt issuance costs and discounts, Estimated Fair Value	1,211,317	23,415
ABL Credit Facility, maturing 2021 [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total long-term debt, excluding unamortized debt issuance costs and discounts, Carrying Amount	0	0
Total long-term debt, excluding unamortized debt issuance costs and discounts, Estimated Fair Value	0	0
Senior Notes, maturing 2023 [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total long-term debt, excluding unamortized debt issuance costs and discounts, Carrying Amount	400,000	0
Total long-term debt, excluding unamortized debt issuance costs and discounts, Estimated Fair Value	334,720	0
Other debt [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total long-term debt, excluding unamortized debt issuance costs and discounts, Carrying Amount	27,170	23,415
Total long-term debt, excluding unamortized debt issuance costs and discounts, Estimated Fair Value	27,170	23,415
Senior Credit Facility [Member] | Revolving Credit Facility, maturing 2021 [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total long-term debt, excluding unamortized debt issuance costs and discounts, Carrying Amount	0	0
Total long-term debt, excluding unamortized debt issuance costs and discounts, Estimated Fair Value	0	0
Senior Credit Facility [Member] | Term Loan Facility, maturing 2022 [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Total long-term debt, excluding unamortized debt issuance costs and discounts, Carrying Amount	868,419	0
Total long-term debt, excluding unamortized debt issuance costs and discounts, Estimated Fair Value	$ 849,427	$ 0